Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Research and development expenses	£ (6,769)	£ (3,959)	£ (13,552)	£ (10,764)
Administrative expenses	(1,509)	(1,754)	(3,090)	(3,402)
Net foreign exchange (losses) gains	(74)	(564)	21	(1,259)
Operating loss	(8,352)	(6,277)	(16,621)	(15,425)
Finance income	85	178	211	465
Loss before tax	(8,267)	(6,099)	(16,410)	(14,960)
Income tax credit	1,272	685	2,577	1,679
Loss for the period	£ (6,995)	£ (5,414)	£ (13,833)	£ (13,281)
Basic loss per ordinary share	£ (0.12)	£ (0.1)	£ (0.25)	£ (0.25)
Diluted loss per ordinary share	£ (0.12)	£ (0.1)	£ (0.25)	£ (0.25)